Goodwill and intangible assets (Tables)	9 Months Ended
Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Goodwill and Intangible Assets	Changes in the carrying amount of intangible assets were as follows (in thousands):

	Useful life	September 30, 2024				December 31, 2023
		Gross amount	Accumulated amortization	Impairment	Net amount	Gross amount	Accumulated amortization	Impairment	Net amount
Goodwill	indefinite	$651,780	$—	$(254,893)	$396,887	$651,597	$—	$(254,893)	$396,704
Trademarks	indefinite	50,000	—	(15,000)	35,000	50,000	—	(15,000)	35,000
Customer relationships	4 years	84,377	(77,149)	—	7,228	84,271	(75,387)	—	8,884
Purchased technology	5-10 years	52,803	(46,100)	—	6,703	52,707	(45,544)	—	7,163
Development costs	3 years	9,486	(9,486)	—	—	9,486	(9,486)	—	—
Software	4-5 years	2,977	(2,531)	—	446	2,968	(2,444)	—	524
Total		$851,423	$(135,266)	$(269,893)	$446,264	$851,029	$(132,861)	$(269,893)	$448,275

Summary of Amortization Expense Related to Intangible Assets
The following reflects amortization expense related to intangible assets included with depreciation and amortization (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
Amortization Expense	$788.0	$4.2	$2,337.7	$12.5